Inventories - Schedule of Inventories (Detail) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Classes of current inventories [abstract]
Ore stockpiles	$ 6,657	$ 8,532
Copper contained in concentrate	9,055	3,166
Molybdenum concentrate	230	549
Materials and supplies	27,678	26,739
Inventories	$ 43,620	$ 38,986